Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	MORGAN STANLEY MULTI CAP GROWTH TRUST
Central Index Key	0001002427
Amendment Flag	false
Document Creation Date	Jun. 13, 2013
Document Effective Date	Jun. 13, 2013
Prospectus Date	Jun. 13, 2013
Morgan Stanley Multi Cap Growth Trust | I
Risk/Return:
Trading Symbol	CPODX